UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/10

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  Two Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 05/11/10
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 104
Form 13F Information Table Value Total: $435,068 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100    11972 227262.36SH       SOLE                                  227262.36
ACCENTURE PLC                  COM              g1151c101     7139 170197.27SH       SOLE                                  170197.27
AECOM TECH CORP DEL COM        COM              00766t100     2594 91435.00 SH       SOLE                                   91435.00
AIRGAS INC                     COM              009363102     1037 16315.38 SH       SOLE                                   16315.38
ALLERGAN INC                   COM              018490102    13220 202401.07SH       SOLE                                  202401.07
AMETEK INC NEW COM             COM              031100100     1503 36260.97 SH       SOLE                                   36260.97
AMPHENOL CORP NEW-CL A         CL A             032095101     9258 219445.07SH       SOLE                                  219445.07
ANSYS INC COM                  COM              03662Q105     1055 24445.00 SH       SOLE                                   24445.00
APTARGROUP INC                 COM              038336103     1021 25965.00 SH       SOLE                                   25965.00
ARCH CAP GROUP LTD ORD         COM              g0450a105     1089 14295.00 SH       SOLE                                   14295.00
ARM HLDGS PLC SPONSORED ADR    COM              042068106     1348 126345.00SH       SOLE                                  126345.00
BALLY TECHNOLOGIES             COM              05874b107     8425 207825.00SH       SOLE                                  207825.00
BJS WHOLESALE CLUB             COM              05548J106      992 26845.00 SH       SOLE                                   26845.00
BROADCOM CORP CL A             CL A             111320107     8810 265385.23SH       SOLE                                  265385.23
CATERPILLAR INC                COM              149123101    12447 198054.96SH       SOLE                                  198054.96
CHEVRON CORP                   COM              166764100     7070 93239.56 SH       SOLE                                   93239.56
CHICAGO MERCANTILE EXCHANGE HO COM              12572q105     6520 20626.03 SH       SOLE                                   20626.03
CHURCH DWIGHT CO. INC.         COM              171340102     1348 20145.00 SH       SOLE                                   20145.00
CISCO SYSTEMS INC              COM              17275R102     8764 336711.00SH       SOLE                                  336711.00
CITRIX SYSTEMS INC             COM              177376100     1147 24165.00 SH       SOLE                                   24165.00
CLEAN HARBORS INC.             COM              184496107      469  8445.00 SH       SOLE                                    8445.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2704 53060.00 SH       SOLE                                   53060.00
COLGATE PALMOLIVE CO.          COM              194162103    12491 146514.33SH       SOLE                                  146514.33
CONCHO RES INC COM             COM              20605p101      934 18565.00 SH       SOLE                                   18565.00
CORE LABS                      COM              N22717107     2112 16150.12 SH       SOLE                                   16150.12
COVIDIEN PLC                   COM              g2554f105    12661 251811.06SH       SOLE                                  251811.06
DAVITA INC                     COM              23918k108     1173 18505.00 SH       SOLE                                   18505.00
DOLBY LABORATORIES INC COM     COM              25659T107     2378 40535.00 SH       SOLE                                   40535.00
DRIL-QUIP INC COM              COM              262037104      960 15790.00 SH       SOLE                                   15790.00
EMERSON ELECTRIC CO            COM              291011104    11749 233403.78SH       SOLE                                  233403.78
EXPEDITORS INTERNATIONAL OF WA COM              302130109     8428 228302.14SH       SOLE                                  228302.14
EXXON MOBIL CORP               COM              30231G102     8076 120581.60SH       SOLE                                  120581.60
FACTSET RESH SYS INC COM       COM              303075105     1152 15705.00 SH       SOLE                                   15705.00
FIRST HORIZON NATL CP COM      COM              320517105      534 38044.32 SH       SOLE                                   38044.32
FLOWERS FOODS INC COM          COM              343498101      977 39520.00 SH       SOLE                                   39520.00
GILEAD SCIENCES INC            COM              375558103     9091 199935.00SH       SOLE                                  199935.00
GOOGLE                         COM              38259p508     8733 15399.00 SH       SOLE                                   15399.00
GUESS INC COM                  COM              401617105     1164 24795.00 SH       SOLE                                   24795.00
HALLIBURTON CO HLDG CO         COM              406216101     7104 235805.02SH       SOLE                                  235805.02
HARSCO CORP COM                COM              415864107      998 31265.00 SH       SOLE                                   31265.00
HENRY SCHEIN INC               COM              806407102     1142 19405.00 SH       SOLE                                   19405.00
HMS HOLDINGS CORP              COM              40425j101     1298 25475.00 SH       SOLE                                   25475.00
HOLOGIC INC                    COM              436440101     1137 61361.00 SH       SOLE                                   61361.00
IBM                            COM              459200101     7394 57654.48 SH       SOLE                                   57654.48
IDEXX LABORATORIES CORP        COM              45168D104     1129 19620.00 SH       SOLE                                   19620.00
IHS INC CL A                   CL A             451734107     1089 20375.00 SH       SOLE                                   20375.00
INTERCONTINENTALEXCHAN COM     COM              45865v100     2286 20385.00 SH       SOLE                                   20385.00
ISHARES TR DJ SEL DIV INX      DJ SEL DIVD      464287168      386  8400.00 SH       SOLE                                    8400.00
J P MORGAN CHASE & CO.         COM              46625h100     8296 185389.51SH       SOLE                                  185389.51
JOY GLOBAL                     COM              481165108     2052 36275.99 SH       SOLE                                   36275.99
JUNIPER NETWORK INC            COM              48203R104     1183 38575.00 SH       SOLE                                   38575.00
KELLOGG CO                     COM              487836108    10557 197591.03SH       SOLE                                  197591.03
KENNAMETAL INC COM             COM              489170100     1268 45110.00 SH       SOLE                                   45110.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    12233 133510.01SH       SOLE                                  133510.01
LAB CP OF AMER HLDG NEW        COM              50540R409    12939 170905.00SH       SOLE                                  170905.00
LAZARD LTD SHS A               CL A             G54050102     1079 30245.49 SH       SOLE                                   30245.49
LIFE TECHNOLOGIES CORP COM     COM              53217v109     9875 188940.00SH       SOLE                                  188940.00
LINCOLN ELEC HLDGS COM         COM              533900106     1122 20665.00 SH       SOLE                                   20665.00
LKQ CORP COM                   COM              501889208     1243 61265.00 SH       SOLE                                   61265.00
MASTERCARD INC CL A            CL A             57636q104     7892 31073.46 SH       SOLE                                   31073.46
METLIFE INSURANCE              COM              59156R108     7619 175801.33SH       SOLE                                  175801.33
MICROCHIP TECHNOLOGY INC       COM              595017104     1085 38565.25 SH       SOLE                                   38565.25
MICROS SYS INC COM             COM              594901100     1087 33070.00 SH       SOLE                                   33070.00
MICROSOFT CORP                 COM              594918104     8642 295089.02SH       SOLE                                  295089.02
NEWFIELD EXPLORATION CO.       COM              651290108     2052 39435.00 SH       SOLE                                   39435.00
NOBLE ENRGY INC COM            COM              655044105     9489 129990.28SH       SOLE                                  129990.28
OCCIDENTAL PETE CORP           COM              674599105     7752 91702.35 SH       SOLE                                   91702.35
OCEANEERING INTL INC COM       COM              675232102      535  8440.00 SH       SOLE                                    8440.00
PEOPLES BANK CT                COM              712704105      440 28185.00 SH       SOLE                                   28185.00
PEPSICO INC                    COM              713448108    12371 186990.85SH       SOLE                                  186990.85
POLO RALPH LAUREN CORP CL A    CL A             731572103     1085 12770.00 SH       SOLE                                   12770.00
PRAXAIR INC                    COM              74005P104    12573 151484.96SH       SOLE                                  151484.96
PROCTER & GAMBLE CO            COM              742718109      290  4598.19 SH       SOLE                                    4598.19
REINSURANCE GP AMER            COM              759351604     2350 44754.82 SH       SOLE                                   44754.82
ROBERT HALF INTERNATIONAL INC  COM              770323103      592 19465.54 SH       SOLE                                   19465.54
SEI INVESTMENTS CO COM         COM              784117103     1112 50625.00 SH       SOLE                                   50625.00
SMART BALANCE INC COM          COM              83169y108     1661 256400.00SH       SOLE                                  256400.00
SPDR GOLD TRUST GOLD SHS       GOLD SHS         78463v107     4240 38924.00 SH       SOLE                                   38924.00
SPDR SERIES TRUST S&P DIVID ET S&P DIVID ETF    78464a763      377  7650.00 SH       SOLE                                    7650.00
STANDARD & POORS DEPOSITARY RE COM              78462F103      208  1778.00 SH       SOLE                                    1778.00
STAPLES INC                    COM              855030102    12008 513010.90SH       SOLE                                  513010.90
STATE STREET CORP              COM              857477103     6775 150095.59SH       SOLE                                  150095.59
SURGICAL OUTCOME SUPPORT       COM              868991332       20 80000.00 SH       SOLE                                   80000.00
SYNGENTA AG ADR                COM              87160A100     8899 160315.72SH       SOLE                                  160315.72
T ROWE PRICE GROUP INC         COM              74144t108     9211 167569.91SH       SOLE                                  167569.91
TRACTOR SUPPLY CO COM          COM              892356106     1157 19945.00 SH       SOLE                                   19945.00
ULTRA PETROLEUM CORP COM       COM              903914109     1571 33710.00 SH       SOLE                                   33710.00
UNITED PARCEL SERVICE          COM              911312106      268  4175.00 SH       SOLE                                    4175.00
UNITED TECHNOLOGIES CORP       COM              913017109      206  2800.00 SH       SOLE                                    2800.00
VANGUARD SPECIALIZED DIV APP E COM              921908844      368  7550.00 SH       SOLE                                    7550.00
VCA ANTECH INC                 COM              918194101     1153 41135.00 SH       SOLE                                   41135.00
VERISIGN INC                   COM              92343e102    10411 400120.00SH       SOLE                                  400120.00
VERISK ANALYTICS INC CL A      CL A             92345y106     1078 38235.00 SH       SOLE                                   38235.00
VF CORP                        COM              918204108     1231 15365.00 SH       SOLE                                   15365.00
XTO ENERGY INC                 COM              98385X106     7712 163477.24SH       SOLE                                  163477.24
YUM! BRANDS                    COM              988498101     7984 208311.29SH       SOLE                                  208311.29
FIRST BANCORP PR PFD PERP SER  CoM              318672607      237    16400 SH       SOLE                                      16400
POP CAP TR I GTD MTHLY INC TR  COM              73317w203      277    15000 SH       SOLE                                      15000
I SHARES S&P EUROPE 350        EUROPE ETF       464287861      473    12342 SH       SOLE                                      12342
ISHARES INC MSCI BRAZIL        MSCI BRAZ        464286400      293     3990 SH       SOLE                                       3990
ISHARES TR MSCI EMERG MKT      MSCI EMERG MKT   464287234      300     7125 SH       SOLE                                       7125
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465      972    17380 SH       SOLE                                      17380
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106      258    16939 SH       SOLE                                      16939
VANGUARD TOTAL STOCK MRK VIPER UNIT SER 1       922908769      346     5814 SH       SOLE                                       5814